SIGNIFICANT ACCOUNTING POLICIES (Income Taxes) (Details) - ASU 2015-17 [Member]	12 Months Ended
Dec. 31, 2015 USD ($)
Current Deferred Tax Assets [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance sheet adjustments	$ (181,000)
Noncurrent Deferred Tax Asset [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance sheet adjustments	$ 181,000